Interests in Other Entities - Financial Information of Joint Ventures and Associates (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Interests In Other Entities [Abstract]
Carrying amount of interests in joint ventures and associates	CAD 1,369	CAD 1,250
Our share of:
Net income (loss)	67	69
Other comprehensive income (loss)	(31)	(76)
Total comprehensive income (loss)	CAD 36	CAD (7)